Exploration and evaluation - Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements Line Items
Beginning balance	$ 3,635	$ 42,519
Acquisition of Tintic by Osisko Development	38,508	0
Additions	4,519	3,784
Impairment	0	(42,668)
Other adjustments	(417)	0
Currency translation adjustments	3,138	0
Deconsolidation of Osisko Development	(49,383)	0
Ending balance	0	3,635
Cost [Member]
Statements Line Items
Beginning balance	104,492
Ending balance	0	104,492
Accumulated depreciation [Member]
Statements Line Items
Beginning balance	(100,857)
Ending balance	$ 0	$ (100,857)